Transactions With Related Parties (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Schedule of loans and accounts receivable as well as contingent loans that correspond to related entities
	As of December 31,
	2021				2020				2019
	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Loans and accounts receivable:
Commercial loans	592,992	192	2,611	219	352,590	265	3,939	900	246,868	375	2,986	685
Mortgage loans	-	-	20,716	-	-	-	22,428	-	-	-	20,473	-
Consumer loans	-	-	6,562	-	-	-	6,131	-	-	-	5,781	-
Loans and accounts receivable:	592,992	192	29,889	219	352,590	265	32,498	900	246,868	375	29,240	685

Allowance for loan losses	(2,586)	(30)	(138)	(6)	(1,138)	(9)	(137)	(14)	(122)	(182)	(179)	(10)
Net loans	590,406	162	29,751	213	351,452	256	32,361	886	246,746	193	29,061	675

Guarantees	2,039	-	25,545	117	3,323	-	27,203	442	462,513	-	23,918	288
Contingent loans:
Personal guarantees	-	-	-	-	-	-	-	-	-	-	-	-
Letters of credit	13,848	-	-	-	3,447	-	-	93	4,112	-	-	63
Guarantees	538	-	-	-	811	-	-	-	464,691	-	-	-
Contingent loans:	14,386	-	-	-	4,258	-	-	93	468,803	-	-	63
Allowance for contingent loans	(32)	-	-	-	(6)	-	-	-	(835)	-	-	-
Net contingent loans	14,354	-	-	-	4,252	-	-	93	467,968	-	-	63

Schedule of loan activity to related parties
	As of December 31,
	2021				2020				2019
	Group entities	Associates entities	Key Personnel	Other	Group entities (*)	Associates entities	Key Personnel	Other	Group entities (*)	Associates entities	Key Personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1,	356,848	265	32,498	993	715,671	375	29,240	748	572,745	459	33,871	7,899
Loans granted	373,006	-	5,738	53	388,896	-	8,080	727	193,798	167	4,826	500
Loans payments	(122,476)	(73)	(8,347)	(827)	(747,719)	(110)	(4,822)	(482)	(50,872)	(251)	(9,457)	(7,651)
Total	607,378	192	29,889	219	356,848	265	32,498	993	715,671	375	29,240	748

Schedule of assets and liabilities with related parties
	As of December 31,
	2021				2020				2019
	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	1,069,468	-	-	-	703,069	-	-	-	171,816	-	-	-
Trading investments	-	-	-	-	-	-	-	-	-	-	-	-
Obligations under repurchase agreements Loans	-	-	-	-	-	-		-	-	-	-	-
Financial derivative contracts	1,164,660	298,997	-	-	978,696	186,038	33	7	2,058,715	218,610	-	55
Debt instrument at FVOCI	-	-	-	-	-	-	-	-	-	-	-	-
Other assets	1,042,852	437,227	-	-	445,609	412,277	-	-	185,317	210,579	-	-
Liabilities
Deposits and other demand liabilities	16,190	2,486	4,760	1,003	17,118	4,484	5,997	3,242	25,261	93,761	4,624	566
Obligations under repurchase agreements Loans	57,771	-	181	5,807	961,718	-	101	-	138,498	5,000	270	80
Time deposits and other time liabilities	900,830	1,677	3,066	948	1,409,404	100	4,706	864	1,183,235	282,171	4,246	2,204
Financial derivative contracts	2,083,795	224,247	-	-	1,137,502	354,108	-	-	2,159,660	288,013	-	3
Interbank borrowing	640,860	-	-	-	544,291	-	-	-	-	-	-	-
Issued debt instruments	584,244	592,468	-	-	349,002	-	-	-	363,154	-	-	-
Other financial liabilities	-	-	-	-	-	-	-	-	6,231	-	-	-
Other liabilities	16,259	233,630	-	-	1,210	4,484	5,997	3,242	8,130	146,164	-	-

Schedule of income (expense) recorded due to transactions with related parties
	For the years ended December 31,
	2021				2020				2019
	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Income (expense) recorded
Interest income and inflation-indexation adjustments	(24,428)	51	1,905	9	(30,586)	21	1,202	10	(41,181)	(5,235)	1,151	26
Fee and commission income and expenses	134,404	25,445	202	11	46,823	22,596	152	24	28,274	14,499	232	28
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	(751,605)	187,300	-	-	(390,737)	240,565	-	-	(586,318)	(84,236)	-	-
Other operating income and expenses	552	(525)	-	-	492	(522)	-	-	406	(2,026)	-	-
Key personnel compensation and expenses	-	-	(36,579)	-		-	(31,961)	-	-	-	(37,377)	-
Administrative and other expenses	(66,895)	(54,953)	-	-	(45,478)	(16,763)	-	-	(11,877)	(47,757)	-	-

Total	(707,972)	157,318	(34,472)	20	(419,486)	245,897	(30,607)	34	(610,696)	(124,755)	(35,994)	54

Schedule of payments to Board members and key management personnel
	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$

Personnel compensation	16,067	16,220	16,264
Board members’ salaries and expenses	1,539	1,452	1,358
Bonuses or gratifications	18,458	12,583	16,104
Stock-based benefits (*)	(315)	(1,589)	(315)
Seniority compensation	512	1,079	2,378
Pension plans	(873)	1,026	567
Training expenses	113	87	37
Health funds	271	276	273
Other personnel expenses	807	827	711
Total	36,579	31,961	37,377

Schedule of composition of key personnel
Position	N° of executives
As of December 31,
	2021	2020	2019

Director	11	11	10
Manager	100	109	118

Total key personnel	111	120	128